STOCK OPTIONS AND WARRANTS (Details) - Equity Option [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Offsetting Assets [Line Items]
Number of shares outstanding, Beginning balance	1,000,000	1,000,000	0
Weighted average exercise price outstanding, Beginning balance	$ 0.3600	$ 0.3600	$ 0
Number of shares, Issued	0	0	1,000,000
Weighted average exercise price, issued	$ 0	$ 0	$ 0.3600
Weighted average remaining contractual life, outstanding	2 months 4 days	5 months 1 day	11 months 4 days	1 year 5 months 1 day
Number of shares, exercised	0	0	0
Weighted average exercise price, exercised	$ 0	$ 0	$ 0
Number of shares, cancelled	0	0	0
Weighted average exercise price, cancelled	$ 0	$ 0	$ 0
Number of shares outstanding, Ending balance	1,000,000	1,000,000	1,000,000	0
Weighted average exercise price outstanding, Ending balance	$ 0.3600	$ 0.3600	$ 0.3600	$ 0
Number of shares, exercisable	1,000,000	1,000,000
Weighted average exercise price, exercisable	$ 0.3600	$ 0.3600
Weighted average remaining contractual life, exercisable	2 months 4 days	5 months 1 day